Document and Entity Information	12 Months Ended
Oct. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	T. Rowe Price Inflation Focused Bond Fund, Inc.
Central Index Key	0001368135
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013